REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE INFORMATION
Schedule of revenues

Revenues consisted of the following:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Services
Live streaming	457,778,031	671,410,681	868,946,403
Advertising	32,919,778	35,383,571	45,452,681
Membership	4,716,854	36,738,369	71,227,203
Others	5,877,149	15,355,285	17,022,768
Total service revenues	501,291,812	758,887,906	1,002,649,055
Merchandise sales	—	—	28,674,389
Total revenues	501,291,812	758,887,906	1,031,323,444

The following summarizes the Company’s revenues by geographic areas (based on the locations of customers):

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	484,160,833	708,671,224	927,952,713
Others	17,130,979	50,216,682	103,370,731
Total revenues	501,291,812	758,887,906	1,031,323,444